Going concern and risk management policies (Tables)	6 Months Ended
Jun. 30, 2019
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Committed Facilities

At 30 June 2019, the Group has access to £7.8 billion of committed facilities with maturity dates spread over the years 2019 to 2046 as illustrated below:

	Maturity by year
		2019	2020	2021	2022	2023+
	£m	£m	£m	£m	£m	£m
£ bonds £400m (2.875% ’46)	400.0					400.0
US bond $220m (5.625% ’43)	173.2					173.2
US bond $93m (5.125% ’42)	73.1					73.1
Eurobonds €600m (1.625% ’30)	536.9					536.9
Eurobonds €750m (2.25% ’26)	671.1					671.1
Eurobonds €500m (1.375% ’25)	447.4					447.4
US bond $750m (3.75% ’24)	590.8					590.8
Bank revolver ($2,500m ‘24)	1,969.3					1,969.3
Eurobonds €750m (3.0% ’23)	671.1					671.1
US bond $500m (3.625% ’22)	393.9				393.9
Eurobonds €250m (3m EURIBOR + 0.45% ’22)	223.7				223.7
US bond $812m (4.75% ’21)	639.9			639.9
Bank revolver (A$150m ’20, A$370m ‘21)	287.2		82.8	204.4
Eurobonds €250m (3m EURIBOR + 0.32% ’20)	223.7		223.7
Eurobonds €600m (0.75% ’19)	536.9	536.9
Total committed facilities available	7,838.2	536.9	306.5	844.3	617.6	5,532.9
Drawn down facilities at 30 June 2019	6,152.4	536.9	253.0	823.2	617.6	3,921.7
Undrawn committed credit facilities	1,685.8